Note 5 - Tribute Arrangement and Mining Agreement and Bilboes Gold Limited Acquisition (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			2 Months Ended	12 Months Ended
	Jan. 06, 2023	Jul. 21, 2022	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 11, 2023	Mar. 30, 2023
Statement Line Items [Line Items]
Administrative expenses				$ 17,429	$ 11,941	$ 9,091
Assets of Bilboes Gold Limited [member]
Statement Line Items [Line Items]
Acquisition, number of shares issuable (in shares)		5,123,044
Percentage of net smelter royalty		1.00%
Acquisition, number of shares issued (in shares)	4,425,797
Acquisition, escrow shares issuable (in shares)	441,095							441,095
Acquisition, deferred consideration shares issuable (in shares)	256,152						256,152
Acquistion, consideration shares issued (in shares)							5,123,044
Acquisition, consideration issued and issuable	$ 65,677						$ 65,677
Acquisition, consideration shares, closing share price (in dollars per share)							$ 12.82
Administrative expenses				$ 3,100
Caledonia Holdings Zimbabwe (Private) Limited [member] | Bilboes Holdings (Private) Limited [member]
Statement Line Items [Line Items]
Tribute agreement, rate of return		25.00%
Caledonia Holdings Zimbabwe (Private) Limited [member] | Bilboes Holdings (Private) Limited [member] | Oxide plant [member]
Statement Line Items [Line Items]
Property, plant and equipment, expenditures recognised in course of its construction		$ 872
Impairment of property, plant and equipment			$ 851